Equity - Schedule of movements in hedging and exchange reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reserves within equity [line items]
Beginning balance	$ 13,178	$ 12,070	$ 11,709
Other comprehensive income/(loss)	(233)	803	(485)
Equity at end of period	12,954	13,178	12,070
Derivatives in net investment hedges of foreign operations
Disclosure of reserves within equity [line items]
cost of hedging	24	3
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance	218	139	293
Other comprehensive income/(loss)	(10)	79	(154)
Equity at end of period	208	218	139
Exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(3,846)	(4,312)	(3,699)
Other comprehensive income/(loss)	(454)	466	(613)
Equity at end of period	(4,300)	(3,846)	(4,312)
Hedging and exchange reserve
Disclosure of reserves within equity [line items]
Beginning balance	(3,628)	(4,173)	(3,406)
Other comprehensive income/(loss)	(464)	545	(767)
Equity at end of period	$ (4,092)	$ (3,628)	$ (4,173)